Related Parties Transactions (Details) - Schedule of Related Parties of the Company with whom Transactions	12 Months Ended
Dec. 31, 2023
BioFirst Corporation (the "BioFirst") [Member]
Related Party Transaction [Line Items]
Relationship with the Company and its subsidiaries, description	Entity controlled by controlling beneficiary shareholder of YuanGene
BioFirst (Australia) Pty Ltd. (the “BioFirst (Australia)”) [Member]
Related Party Transaction [Line Items]
Relationship with the Company and its subsidiaries, description	100% owned by BioFirst; Entity controlled by controlling beneficiary shareholder of YuanGene
Rgene Corporation (the “Rgene”) [Member]
Related Party Transaction [Line Items]
Relationship with the Company and its subsidiaries, description	Shareholder of the Company; Entity controlled by controlling beneficiary shareholder of YuanGene; the Chairman of Rgene is Mr. Tsung-Shann Jiang
Eugene Jiang [Member]
Related Party Transaction [Line Items]
Relationship with the Company and its subsidiaries, description	Former President and Chairman
GenePharm Inc. (the “GenePharm”) [Member]
Related Party Transaction [Line Items]
Relationship with the Company and its subsidiaries, description	Dr. George Lee, Board Director of Biokey, is the Chairman of GenePharm.
The Jiangs [Member]
Related Party Transaction [Line Items]
Relationship with the Company and its subsidiaries, description	Mr. Tsung-Shann Jiang, the controlling beneficiary shareholder of the Company and Rgene, the Chairman and CEO of the BioLite Holding Inc. and BioLite Inc. and the President and a member of board of directors of BioFirst Ms. Shu-Ling Jiang, Mr. Tsung-Shann Jiang’s wife, is the Chairman of Keypoint; and a member of board of directors of BioLite Inc. Mr. Eugene Jiang is Mr. and Ms. Jiang’s son. Mr. Eugene Jiang is the chairman, and majority shareholder of the Company and a member of board of directors of BioLite Inc. Mr. Chang-Jen Jiang is Mr. Tsung-Shann Jiang’s sibling and the director of the Company. Ms. Mei-Ling Jiang is Ms. Shu-Ling Jiang’s sibling.
Zhewei Xu [Member]
Related Party Transaction [Line Items]
Relationship with the Company and its subsidiaries, description	Shareholder of the Company.
BioHopeKing Corporation [Member]
Related Party Transaction [Line Items]
Relationship with the Company and its subsidiaries, description	Entity controlled by controlling beneficiary shareholder of ABVC
Jaimes Vargas Russman [Member]
Related Party Transaction [Line Items]
Relationship with the Company and its subsidiaries, description	CEO of AiBtl BioPharma Inc.